Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock Ordinary shares Registered direct offering	Common Stock Ordinary shares ATM	Common Stock Ordinary shares	Common Stock F shares	Common Stock Registered direct offering	Common Stock ATM	Common Stock	Additional paid-in capital Registered direct offering	Additional paid-in capital ATM	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income / (loss)		Ordinary shares	F shares	Registered direct offering	ATM	Total
Beginning balance at Dec. 31, 2023							$ 229			$ 24,435	$ (20,712)	$ 784						$ 4,736
Beginning balance (in shares) at Dec. 31, 2023			15,446,807	1,499,700
Stock-based compensation										148								148
Securities Purchase Agreements and ATM					$ 748			$ 74,674								$ 75,422
Securities Purchase Agreements and ATM (in shares)	74,763,055
Warrant exercises							98			17,311								17,409
Warrant exercises (in shares)			9,829,657
Comprehensive income / (loss)											(21,201)	(27)						(21,228)
Ending balance at Dec. 31, 2024							$ 1,075			116,568	(41,913)	758	[1]					76,488
Ending balance (in shares) at Dec. 31, 2024			100,039,519	1,499,700			100,039,519							100,039,519	1,499,700
Options exercised and acquisition of common stock for tax withholding obligations							$ 16			(3,126)								(3,110)
Options exercised and acquisition of common stock for tax withholding obligations (in shares)			1,594,464	100
Stock-based compensation										9,723								9,723
Securities Purchase Agreements and ATM					$ 377	$ 155		$ 258,693	$ 67,725							$ 259,070	$ 67,880
Securities Purchase Agreements and ATM (in shares)	37,640,000	15,450,000															15,450,000
Warrant exercises							354			80,837								81,191
Warrant exercises (in shares)			35,496,048
Investment in WeCan Group							5			1,922								1,927
Investment in WeCan Group (in shares)			481,110
Acquisition of IC'Alps							8			2,431								2,439
Acquisition of IC'Alps (in shares)			823,988
Comprehensive income / (loss)											(34,194)	94						(34,100)
Ending balance at Dec. 31, 2025							$ 1,990			$ 534,773	$ (76,107)	$ 852						$ 461,508
Ending balance (in shares) at Dec. 31, 2025			191,525,129	1,499,800			191,525,129							191,525,129	1,499,800

[1]	Adjusted for rounding